Investments - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Investments with investee names [line items]
Proceeds from disposal of investments and other		$ 56,381	$ 23,327
Entree Resources Limited [member]
Investments with investee names [line items]
Fair value of investments reclassified into investment in associate		16,300
Other equity securities [member] | Non-Current [member]
Investments with investee names [line items]
Common Shares Fair Value On Disposal		$ 37,300
Equinox Gold Corp. [member]
Investments with investee names [line items]
Proceeds from disposal of investments and other	$ 10,400